Reinsurance (Tables)	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2024		2023		2022
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$75,893	$72,169	$62,721	$59,881	$52,336	$50,650
Ceded premiums:
Regulated	(620)	(619)	(535)	(545)	(622)	(675)
Non-Regulated	(849)	(751)	(636)	(671)	(633)	(734)
Total ceded premiums	(1,469)	(1,370)	(1,171)	(1,216)	(1,255)	(1,409)
Net premiums	$74,424	$70,799	$61,550	$58,665	$51,081	$49,241

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2024		2023		2024		2023
Regulated:
MCCA	$2,381	50%	$2,272	45%	$29	9%	$40	16%
CAIP	415	9	539	10	0	0	0	0
NFIP	361	8	11	0	69	20	67	27
NCRF	214	4	185	4	85	24	75	30
FHCF	169	3	306	6	0	0	0	0
Other	5	0	4	0	1	0	1	0
Total Regulated	3,545	74	3,317	65	184	53	183	73
Non-Regulated:
Commercial Lines	1,137	24	1,386	27	157	45	56	23
Personal property	78	2	381	8	8	2	11	4
Other	5	0	10	0	0	0	0	0
Total Non-Regulated	1,220	26	1,777	35	165	47	67	27
Total	$4,765	100%	$5,094	100%	$349	100%	$250	100%